Defined Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule Of Net Periodic Defined Benefit Costs (Credits)

The net periodic defined benefit costs for other postretirement benefit plans for the period ended September 30, 2015 and 2014 were insignificant.

	Pension Benefits
	Nine Months
	2015	2014
Service cost	$19	$4
Interest cost	28	7
Expected return on plan assets	(37)	(8)
Amortization of:
Actuarial (gain) loss	9	1

Net periodic defined benefit costs (credits)	$19	$4

The following table provides the components of net periodic defined benefit costs for PPL Energy Supply’s pension and other postretirement benefit plans for the years ended December 31.

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014		2013	2012
Net periodic defined benefit costs (credits):
Service cost	$5	$7	$6			$1	$1
Interest cost	9	8	7		$1		1
Expected return on plan assets	(11)	(10)	(9)
Amortization of:
Actuarial (gain) loss	2	3	2
Curtailment charges (credits)					(1)

Net periodic defined benefit costs (credits)	$5	$8	$6	$		$1	$2

Other Changes in Plan Assets and Benefit Obligations Recognized in OCI:
Curtailments					$1
Net (gain) loss	$26	$(15)	$16		(1)	$(1)
Prior service cost (credit)						(3)	$(1)
Amortization of:
Actuarial gain (loss)	(2)	(3)	(2)

Total recognized in OCI	24	(18)	14			(4)	(1)

Total recognized in net periodic defined benefit costs and OCI	$29	$(10)	$20	$		$(3)	$1

Schedule of Net Periodic Defined Benefit Costs Included in Income Statement

The following net periodic defined benefit costs (credits) were charged to operating expense by PPL Energy Supply, excluding amounts charged to construction and other non-expense accounts.

Pension Benefits			Other Postretirement Benefits
2014	2013	2012	2014	2013	2012
$39	$45	$37	$3	$6	$6

Defined Benefit Plan Assumptions and Impact of One Point Change on Postretirement Plans

The following weighted-average assumptions were used in the valuation of the benefit obligations at December 31.

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Discount rate	4.28%	5.18%	3.81%	4.51%
Rate of compensation increase	4.03%	3.94%	4.03%	3.94%

The following weighted-average assumptions were used to determine the net periodic defined benefit costs for the years ended December 31.

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Discount rate	5.18%	4.25%	5.12%	4.51%	3.77%	4.60%
Rate of compensation increase	3.94%	3.95%	4.00%	3.94%	3.95%	4.00%
Expected return of plan assets (a)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(a)	The expected long-term rates of return for pension and other postretirement benefits are based on management’s projections using a best-estimate of expected returns, volatilities and correlations for each asset class. Each plan’s specific current and expected asset allocations are also considered in developing a reasonable return assumption.

The following table provides the assumed health care cost trend rates for the years ended December 31:

	2014	2013	2012
Health care cost trend rate assumed for next year
– obligations	7.2%	7.6%	8.0%
– cost	7.6%	8.0%	8.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)
– obligations	5.0%	5.0%	5.5%
– cost	5.0%	5.5%	5.5%
Year that the rate reaches the ultimate trend rate
– obligations	2020	2020	2019
– cost	2020	2019	2019

Schedule of Funded Status of Defined Benefit Plans

The funded status of PPL Energy Supply’s plans at December 31 was as follows:

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
Change in Benefit Obligation
Benefit Obligation, beginning of period	$163	$176	$12	$17
Service cost	5	7		1
Interest cost	9	8	1
Plan amendments				(4)
Actuarial (gain) loss	38	(23)	(1)	(1)
Curtailments			(1)
Gross benefits paid	(5)	(5)	(1)	(1)

Benefit Obligation, end of period	210	163	10	12

Change in Plan Assets
Plan assets at fair value, beginning of period	147	149
Actual return on plan assets	22	3
Employer contributions	6		1	1
Gross benefits paid	(5)	(5)	(1)	(1)

Plan assets at fair value, end of period	170	147

Funded Status, end of period	$(40)	$(16)	$(10)	$(12)

Amounts recognized in the Balance Sheets consist of:
Current liability			$(1)	$(1)
Noncurrent liability	$(40)	$(16)	(9)	(11)

Net amount recognized, end of period	$(40)	$(16)	$(10)	$(12)

Amounts recognized in AOCI (pre-tax) consist of:
Prior service cost (credit)			$(4)	$(5)
Net actuarial (gain) loss	$59	$34		1

Total	$59	$34	$(4)	$(4)

Total accumulated benefit obligation for defined benefit pension plans	$210	$163

Allocations to PPL Energy Supply resulted in liabilities at December 31 as follows:

	2014	2013
Pension	$259	$96
Other postretirement benefits	34	35

Contributions Made to Multiemployer Plans

The table below details total contributions for PPL Energy Supply to all multiemployer pension and other postretirement plans, including the plan identified as significant above.

	2014	2013	2012
Pension Plans	$40	$36	$31
Other Postretirement Benefit Plans	33	32	28

Total contributions	$73	$68	$59

Schedules of Asset Allocation of U.S. Pension Trusts Assets

The asset allocation for the trust and the target allocation by portfolio at December 31 are as follows:

			2014 Target Asset Allocation
	2014	2013	Weighted Average	PPL Plans
Growth Portfolio	51%	59%	52%	52%
Equity securities	26%	30%
Debt securities (a)	13%	17%
Alternative investments	12%	12%
Immunizing Portfolio	47%	39%	46%	46%
Debt securities (a)	44%	40%
Derivatives	3%	(1%)
Liquidity Portfolio	2%	2%	2%	2%

Total	100%	100%	100%	100%

(a)	Includes commingled debt funds, which PPL treats as debt securities for asset allocation purposes.

Allocation of Net Periodic Benefit Costs

The liabilities for these plans were retained by PPL as of the date of the spinoff.

	Nine Months
	2015	2014
Pension and other postretirement benefits (a)	$18	$32

(a)	The nine months ended September 30, 2014 includes $11 million of termination benefits (credits) related to a one-time voluntary retirement window offered to certain bargaining unit employees upon the ratification of a new union agreement in June 2014. The benefits offered were consistent with the standard separation program benefits for bargaining unit employees.